Income Tax Expense (Benefit) - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax relating to components of other comprehensive income [abstract]
Profit (loss) for the year	₩ (3,195,585)	₩ 1,333,544	₩ (76,147)
Income tax expense (benefit)	₩ (237,785)	₩ 385,341	₩ (526,299)
Income tax expense (benefit) using the statutory tax rate of each country	21.51%	30.37%	31.55%
Non-deductible expenses, percentage	(0.55%)	1.01%	(2.29%)
Tax credits, percentage	4.23%	(3.28%)	12.46%
Change in unrecognized deferred tax assets	(13.33%)	(2.21%)	44.28%
Adjustment for prior years	0.06%	(0.49%)	9.20%
Effect on change in tax rate, percentage	(4.90%)	(2.29%)	(1.23%)
Others, percentage	(0.09%)	(0.69%)	(6.61%)
Profit(loss) before income tax	₩ (3,433,370)	₩ 1,718,885	₩ (602,446)
Income tax expense (benefit) using the statutory tax rate of each country	(738,403)	521,954	(190,072)
Non-deductible expenses, amount	18,742	17,354	13,789
Tax credits, amount	(145,189)	(56,439)	(75,051)
Change in unrecognized deferred tax assets, amount	457,763	(38,053)	(266,771)
Adjustment for prior years	(2,072)	(8,349)	(55,410)
Effect on change in tax rate	168,372	(39,338)	7,386
Others	3,002	(11,788)	39,830
Income tax expense (benefit)	₩ (237,785)	₩ 385,341	₩ (526,299)
Effective tax rate		22.42%